Master Sales Agency Terminations and Umbrella Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Master Sales Agency Terminations and Umbrella Agreement

(3) Master Sales Agency Terminations and Umbrella Agreement

In connection with the May 2002 acquisition of the DiverseyLever business, the Company entered into a master sales agency agreement (the “Prior Agency Agreement”) with Unilever, whereby the Company acts as an exclusive sales agent in the sale of Unilever’s consumer brand products to various institutional and industrial end-users. At acquisition, the Company assigned an intangible value to the Prior Agency Agreement of $13,000, which was fully amortized at May 2007.

In October 2007, the Company and Unilever entered into the Umbrella Agreement (the “Umbrella Agreement”), to replace the Prior Agency Agreement, which includes; (i) a new agency agreement with terms similar to the Prior Agency Agreement, covering Ireland, the United Kingdom, Portugal and Brazil, and (ii) a Master Sub-License Agreement (the “License Agreement”) under which Unilever has agreed to grant 31 of the Company’s subsidiaries a license to produce and sell professional size packs of Unilever’s consumer brand cleaning products. The entities covered by the License Agreement have also entered into agreements with Unilever to distribute Unilever’s consumer branded products. Except for some transitional arrangements in certain countries, the Umbrella Agreement became effective January 1, 2008, and, unless otherwise terminated or extended, will expire on December 31, 2017.

An agency fee is paid by Unilever to the Company in exchange for its sales agency services. An additional fee was payable by Unilever to the Company in the event that conditions for full or partial termination of the Prior Agency Agreement were met. At various times during the life of the Prior Agency Agreement, the Company elected, and Unilever agreed, to partially terminate the Prior Agency Agreement in several territories resulting in payment by Unilever to the Company of additional fees, which are recognized in the consolidated statements of operations over the life of the Umbrella Agreement. In association with the partial terminations, the Company recognized sales agency fee income of $623, $637 and $743 during fiscal years 2010, 2009 and 2008, respectively.

An additional fee is payable by Unilever to the Company in the event that conditions for full or partial termination of the License Agreement are met. The Company elected, and Unilever agreed, to partially terminate the License Agreement in several territories resulting in payment by Unilever to the Company of additional fees. In association with the partial terminations, the Company recognized sales income of $157 during the year ended December 31, 2010.

Under the License Agreement, the Company recorded net product and service sales of $127,711, $133,368 and $151,335 during fiscal years 2010, 2009 and 2008, respectively.

4. Master Sales Agency Terminations and Umbrella Agreement

In connection with the May 2002 acquisition of the DiverseyLever business, Diversey entered into a master sales agency agreement (the “Sales Agency Agreement”) with Unilever PLC and Unilever N.V. (“Unilever”), whereby Diversey acts as an exclusive sales agent in the sale of Unilever’s consumer branded products to various institutional and industrial end-users. At acquisition, Diversey assigned an intangible value to the Prior Agency Agreement of $13,000, which was fully amortized at May 2007.

In October 2007, Diversey and Unilever entered into the Umbrella Agreement (the “Umbrella Agreement”), to replace the Prior Agency Agreement, which includes; i) a new agency agreement with terms similar to the Prior Agency Agreement, covering Ireland, the United Kingdom, Portugal and Brazil, and ii) a Master Sub-License Agreement (the “License Agreement”) under which Unilever has agreed to grant 31 of Diversey’s subsidiaries a license to produce and sell professional size packs of Unilever’s consumer branded cleaning products. The entities covered by the License Agreement have also entered into agreements with Unilever to distribute Unilever’s consumer branded products. Except for some transitional arrangements in certain countries, the Umbrella Agreement became effective January 1, 2008, and, unless otherwise terminated or extended, will expire on December 31, 2017.

An agency fee is paid by Unilever to the Company in exchange for its sales agency services. An additional fee is payable by Unilever to the Company in the event that conditions for full or partial termination of the Prior Agency Agreement are met. At various times during the life of the Prior Agency Agreement, the Company elected, and Unilever agreed, to partially terminate the Prior Agency Agreement in several territories resulting in payment by Unilever to the Company of additional fees, which are recognized in the consolidated statements of operations over the life of the Umbrella Agreement. In association with the partial terminations, the Company recognized sales agency fee income of $154 and $154 during the three months ended September 30, 2011 and October 1, 2010, respectively; and $707 and $463 during the nine months ended September 30, 2011 and October 1, 2010.

An additional fee is payable by Unilever to the Company in the event that conditions for full or partial termination of the License Agreement are met. The Company elected, and Unilever agreed, to partially terminate the License Agreement in several territories resulting in payment by Unilever to the Company of additional fees. In association with the partial terminations, the Company recognized sales income of $80 and $78 during the three months ended September 30, 2011 and October 1, 2010, respectively; and $239 and $78 during the nine months ended September 30, 2011 and October 1, 2010.

Under the License Agreement, the Company recorded net product and service sales of $31,657 and $30,233 during the three months ended September 30, 2011 and October 1, 2010, respectively; and $96,990 and $91,111 during the nine months ended September 30, 2011 and October 1, 2010, respectively.